Net Income Per Share (Tables)	12 Months Ended
Dec. 31, 2019
Earnings Per Share [Abstract]
Schedule of Net Income Per Share, Basic and Diluted	Accordingly, the Group uses the two-class method of computing net income per share, for ordinary shares and preferred shares according to the participation rights in undistributed earnings.
	Year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Numerator:
Numerator for basic calculation - Net income attributable to ordinary shareholders of the Company	8,033	50,544	292,170

Denominator:
Denominator for basic calculation - weighted average ordinary shares outstanding	20,684,681	71,771,033	208,156,507
Dilutive effect of share options	4,895,125	7,819,747	7,699,070
Denominator for diluted calculation	25,579,806	79,590,780	215,855,577

Basic net income per ordinary share	0.39	0.70	1.40
Diluted net income per ordinary share	0.31	0.64	1.35

Schedule of Anti-dilutive Securities Excluded from Computation of Earnings Per Share

For the years ended December 31, 2017, 2018 and 2019, the following shares outstanding were excluded from the calculation of diluted net income per ordinary share, as their inclusion would have been anti-dilutive for the periods prescribed.

	Year ended December 31,
	2017	2018	2019
Shares issuable upon conversion of Restricted Shared owned the Founder	67,636,364	—	—
Shares issuable upon conversion of Pre-IPO Class B Ordinary Shares owned by Red Better and Shunwei	67,636,364	—	—
Shares issuable upon conversion of Series A Preferred shares	18,181,818	—	—
Shares issuable upon exercise of unvested Restricted Shares owned by the Founder on behalf of certain key management founders	13,079,391	—	—